Commitments - Summary of Future Aggregate Minimum Sub-lease Payments Expected to Received under Non-cancellable Sub-leases (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	£ 334	£ 336
In less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	51	45
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	44	45
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	41	40
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	39	35
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	35	33
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases	£ 124	£ 138